Repurchase of shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2022
Share Buyback Program 2022
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorized amount						$ 20,000,000
Total number of ADS Purchased		569,748	4,409,974
ADS repurchased		$ 1,102,000	$ 6,747,000
Share Buyback Program 2023
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorized amount					$ 20,000,000
Total number of ADS Purchased	1,340,774	2,037,721
ADS repurchased	$ 2,137,000	$ 3,585,000
Share Buyback Program 2024
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorized amount				$ 20,000,000
Total number of ADS Purchased	2,831,005
ADS repurchased	$ 5,556,000